Condensed Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net loss	$ (47,995)	$ (33,176)	$ (46,447)	$ (42,831)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation expense	4,446	3,136	4,301	4,102
Share-based compensation expense	9,713	8,103	11,149	7,009
Intangible assets amortization	1,270	1,271	1,699	1,694
Investment amortization	(3,533)	(824)	(1,214)	342
Asset impairment			17	193
Gain on equipment disposals	(72)	(45)	(40)	125
Fair value adjustment of convertible preferred stock warrant	2,266		(6)	(23)
Other	(8)	4	5	6
Changes in operating assets and liabilities:
Accounts receivable, net	(4,398)	(6,787)	775	(2,427)
Inventory	(829)	(2,313)	(3,046)	(2,697)
Prepaid expenses and other current assets	(6,840)	(916)	(318)	(327)
Accounts payable and accrued liabilities	3,131	1,729	2,185	(1,517)
Deferred rent	(628)	(427)	(488)	(1,058)
Deferred revenue	276,209	3,602	(649)	2,527
Other	(537)	(206)	(182)	24
Net cash provided by (used in) operating activities	232,195	(26,849)	(32,259)	(34,858)
Investing activities
Purchases of property and equipment	(8,784)	(3,804)	(6,318)	(2,421)
Proceeds from sales of equipment		19	19	207
Purchases of intangible assets				(85)
Purchases of marketable securities	(772,093)	(137,124)	(146,503)	(125,182)
Proceeds from maturities of marketable securities	252,500	114,016	153,538	163,913
Net cash provided by (used in) investing activities	(528,377)	(26,893)	736	36,432
Financing activities
Proceeds from issuance of convertible preferred stock, net of issuance costs				49,827
Proceeds from exercise of stock options	2,307	985	1,268	222
Proceeds from initial public offering, net of underwriting discounts and commissions	320,850
Payment of deferred initial public offering costs	(4,986)
Proceeds from issuance of common stock upon the exercise of a common stock warrant	9
Other	(10)	(15)	(20)	(15)
Net cash provided by financing activities	318,170	970	1,248	50,034
Net increase (decrease) in cash, cash equivalents and restricted cash	21,988	(52,772)	(30,275)	51,608
Cash, cash equivalents and restricted cash at beginning of year	55,091	85,366	85,366	33,758
Cash, cash equivalents and restricted cash at end of period	77,079	32,594	55,091	85,366
Non-cash investing and financing activities
Purchases of equipment included in accounts payable and accrued liabilities	498	$ 197	832	$ 41
Conversion of convertible preferred stock to common stock upon closing of initial public offering	561,931
Landlord-funded leasehold improvements			$ 2,419
Conversion of convertible preferred stock warrant to common stock warrant upon closing of initial public offering	$ 2,602